share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2019 Options $ / shares $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Weighted average share price of options outstanding, beginning of period	$ 29.83		$ 30.12
Granted (in shares) | Options	137,885	137,885	111,281	111,281
Granted (in dollars per share)	$ 38.09		$ 27.81
Forfeited (in shares) | Options			(1,172)	(1,172)
Forfeited (in dollars per share)			$ 27.70
Number of options outstanding | Options	996,620	996,620	858,735	858,735	748,626
Weighted average share price of options outstanding, end of period	$ 31.11		$ 29.83
Weighted average remaining contractual life (years)	7 years 8 months 12 days	7 years 8 months 12 days
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Weighted average share price of options outstanding, beginning of period		$ 21.36		$ 21.36
Number of options outstanding | Options	53,832	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, end of period		$ 21.36		$ 21.36
Weighted average remaining contractual life (years)	6 years 6 months	6 years 6 months
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 21.90	$ 21.90
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years	10 years
Variable payout (as a percent)	100.00%	100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 40.26	$ 40.26